Subsequent Events - Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
July 10, 2013, Dividend declared for second quarter of 2013 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.27
Date of payment of dividends	Aug. 07, 2013
Dividends date of record	Jul. 24, 2013
July 2013, York participation in the share capital of the shipowning companies of Petalidi, Ensenada Express and X-Press Padma [Member]
Subsequent Event [Line Items]
Percentage of participation	51.00%
Aggregate contributing amount	$ 16,044
Delivery of the secondhand vessel X-Press Padma [Member]
Subsequent Event [Line Items]
Delivery date	2013-07-03